Subsequent Events	6 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 16 — Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2025 up through the date the Company issued the unaudited interim condensed consolidated financial statements. Other than the events disclosed below, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s unaudited interim condensed consolidated financial statements.

On March 27, 2026, the Company issued 2,400,000 Class A Ordinary Shares to third-party consultants, under the Global Engine Group Holding Limited 2025 Equity Incentive Plan.